COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Litigation
The Company is and, from time to time may in the future become, involved in legal proceedings, claims and litigation in the ordinary course of business. The Company has become subject to certain demands, and claims from former employees relating to the reduction in force the Company implemented in connection with the restructuring of the company and the disposition of its pharmacy services business. The Company intends to vigorously defend itself against such pending and threatened actions. The Company cannot determine a reasonable estimate of the maximum possible loss or range of loss for pending or threatened matters given that they are at various stages of the litigation process and each case is subject to the inherent uncertainties of litigation. In management’s opinion, based on currently available information, any potential loss resulting from the resolution of these matters is not expected to have a material adverse effect on the Company’s results of operations, financial position, or cash flows.
Purchase Commitments
As of December 31, 2022 and 2021, the Company did not have any minimum purchase commitments that were material to the consolidated financial statements.
Defined Benefit Plans
MedAvail has a 401(k) plan available to employees, but during 2022 and 2021, had no commitment to make contributions to that plan and had no liability recorded related to the plan.
Revenue Concentration Risk
The Company partners with various national and independent healthcare organizations where the MedCenters are located. During the years ended December 31, 2022 and 2021, revenue from MedCenters placed with healthcare organization A comprised 40% and 53%, respectively, of total revenue, and healthcare organization B comprised 23% and 17%, respectively, of total revenue.
Vendor Concentration Risk
The following table presents the Company’s vendor concentration and significant inventory suppliers:

	Year Ended December 31,
	2022	2021
Vendor A	27%	24%